Information about financial instruments - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 53,637	$ 31,098	$ 29,795
Increase (decrease) through financing cash flows	(1,186)	20,438	2,301
Increase (decrease) through effect of changes in foreign exchange rates	(303)	(493)	915
Increase (decrease) through non-cash interest	8,482	4,913	4,077
Increase (decrease) through non-cash impact of amendment	(1,986)	(3,630)	(3,097)
Increase (decrease) through other changes	58,644	(3,312)	(2,893)
Liabilities arising from financing activities ending balance		53,637	31,098
Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	6,362	6,622	5,745
Increase (decrease) through financing cash flows	1,006	985	2,600
Increase (decrease) through effect of changes in foreign exchange rates	(112)	(250)	915
Increase (decrease) through non-cash interest	220	151	90
Increase (decrease) through non-cash impact of amendment	145	0	0
Increase (decrease) through other changes	7,621	(1,146)	(2,728)
Liabilities arising from financing activities ending balance		6,362	6,622
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	19,723	17,063	16,338
Increase (decrease) through financing cash flows	7,967	3,202	0
Increase (decrease) through effect of changes in foreign exchange rates	0	0	0
Increase (decrease) through non-cash interest	5,844	4,435	3,987
Increase (decrease) through non-cash impact of amendment	(2,863)	(3,630)	(3,097)
Increase (decrease) through other changes	30,671	(1,347)	(165)
Liabilities arising from financing activities ending balance		19,723	17,063
Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	12,634	0
Increase (decrease) through financing cash flows	(2,010)	13,369
Increase (decrease) through effect of changes in foreign exchange rates	(240)	(243)
Increase (decrease) through non-cash interest	1,796	327
Increase (decrease) through non-cash impact of amendment	0	0
Increase (decrease) through other changes	12,180	(819)
Liabilities arising from financing activities ending balance		12,634	0
Lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	4,623
Increase (decrease) through financing cash flows	(1,922)
Increase (decrease) through effect of changes in foreign exchange rates	49
Increase (decrease) through non-cash interest	622
Increase (decrease) through non-cash impact of amendment	732
Increase (decrease) through other changes	4,104
Liabilities arising from financing activities ending balance		4,623
Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	10,295	7,413	7,712
Increase (decrease) through financing cash flows	(6,227)	2,882	(299)
Increase (decrease) through effect of changes in foreign exchange rates	0	0	0
Increase (decrease) through non-cash interest	0	0	0
Increase (decrease) through non-cash impact of amendment	0	0	0
Increase (decrease) through other changes	4,068	0	0
Liabilities arising from financing activities ending balance		10,295	$ 7,413
Previously stated
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	49,014
Liabilities arising from financing activities ending balance		49,014
Previously stated | Government grant advances and loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	6,362
Liabilities arising from financing activities ending balance		6,362
Previously stated | Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	19,723
Liabilities arising from financing activities ending balance		19,723
Previously stated | Venture debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	12,634
Liabilities arising from financing activities ending balance		12,634
Previously stated | Interest-bearing receivables financing
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities beginning balance	$ 10,295
Liabilities arising from financing activities ending balance		$ 10,295